Debt - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Deferred finance costs	$ 12.8	$ 7.9
Interest expense on long-term debt	$ 33.6	$ 42.6	$ 52.4